INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Disclosure of intangible assets [text block]	INTANGIBLE ASSETS
The following table presents a continuity of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024
Balance, beginning of year	$45,251	$46,592	$(9,179)	$(7,598)	$36,072	$38,994
Additions	841	614	—	—	841	614
Dispositions and assets reclassified as held for sale	(2,539)	(714)	296	306	(2,243)	(408)
Acquisitions through business combinations	4,663	1,632	—	—	4,663	1,632
Amortization and impairment	—	—	(2,736)	(2,520)	(2,736)	(2,520)
Foreign currency translation and other	2,411	(2,873)	(512)	633	1,899	(2,240)
Balance, end of year	$50,627	$45,251	$(12,131)	$(9,179)	$38,496	$36,072

Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2025	2024
Private Equity	(a)	$19,913	$18,907
Infrastructure	(b)	16,909	15,682
Real Estate (LP Investments) and Other[1]	(c)	1,674	1,483
		$38,496	$36,072
1.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
a) Private Equity
The intangible assets in our Private Equity segment are primarily related to:
•Customer relationships of $10.9 billion (2024 – $11.1 billion) are attributable to the acquisitions of our advanced energy storage operation, dealer software and technology services operation, lottery services operation, engineered components manufacturing operation, modular building leasing services and electric heat tracing systems manufacturer. The customer relationships acquired have a useful life of 10 to 20 years.
•Brands and trademarks of $2.9 billion (2024 – $2.7 billion) are attributable to the acquisitions of our lottery services operation, modular building lease services, advanced energy storage operation, electric heat tracing systems manufacturer, dealer software and technology services operation and engineered components manufacturing operation. The majority have an indefinite useful life and the remainder have a useful life of 10 to 40 years.
•Water and sewage concession agreements, the majority of which are arrangements with municipal governments across Brazil, of $2.1 billion (2024 – $1.8 billion). The concession agreements provide the company the right to charge fees to users over the terms of the agreement in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets and improvements to the water treatment and distribution system. The concession arrangements have an average remaining term of 23 years at which point the underlying concession assets will be returned to the various grantors.
•Computer software and proprietary technology of $1.8 billion (2024 – $1.8 billion). The proprietary technology pertains to the combination of processes, tools, techniques and developed systems for exclusive use and benefit within the Private Equity business. The proprietary technology is attributable to our advanced energy storage operation, engineered components manufacturing operation, dealer software and technology services operation, lottery services operation and electric heat tracing systems manufacturer, and is assessed to have estimated useful life of 5 to 15 years.
•The remaining intangible assets in our Private Equity segment relate to other indefinite life assets.
b)    Infrastructure
The intangible assets in our Infrastructure segment are primarily related to:
•Contractual customer relationships, customer contracts, proprietary technology and brands of $4.3 billion (2024 – $4.2 billion) at our North American and European residential decarbonization infrastructure operations. The contractual customer relationships and customer contracts represent ongoing economic benefits from leasing customers and annuity-based management agreements. This business generates revenue under long-term contracts with a diversified customer base across North America and Europe.
•Concession arrangements of $2.5 billion (2024 – $2.3 billion) at our Brazilian regulated transmission operation that provide the right to charge a tariff over the terms of the agreements. On April 8, 2021, new legislation was passed in Brazil which extended these finite authorizations in perpetuity. These assets are amortized on a straight-line basis over the estimated useful life of the underlying infrastructure.
•Customer relationships and shipping agreements of $1.6 billion (2024 – $1.7 billion) at our Canadian diversified midstream operation, relating to long-term take-or-pay and fee-for-service contractual arrangements. These agreements are with investment grade counterparties. These assets are amortized on a straight-line basis over the estimated useful life.
•Customer relationships of $1.5 billion (2024 – nil) at our U.S. fiber network. These intangibles are amortized on a straight-line basis over the estimated useful life of up to 25 years.
•Customer relationships, operating network agreements and track access rights of $1.4 billion (2024 – $1.7 billion) at our North American rail operations. These intangible assets include long-term leases.
•Concession arrangements of $1.2 billion (2024 – $1.0 billion) at our Brazilian electricity transmission concession, which grants the right to construct, maintain, and operate the transmission lines in exchange for a regulated return during the concession period.
•Customer contracts of $1.1 billion (2024 – $1.2 billion) at our Indian telecom tower operation relate to contracts with India’s largest cellular network operator, which is an anchor tenant of our telecom tower operation under a 30-year master service agreement.
•The remaining intangible assets in our Infrastructure segment primarily relate to other indefinite life assets.
c)    Real Estate LP Investments and Other
The intangible assets in real estate LP Investments are primarily attributable to indefinite life trademarks associated with our real estate LP investments, including short-break destinations across the U.K. and Ireland (“U.K. Short Stay”). The U.K. Short Stay trademark assets have been determined to have an indefinite useful life as the company has the legal right to operate these trademarks exclusively in certain territories and in perpetuity.
Inputs Used to Determine Recoverable Amounts of Intangible Assets
We test finite life intangible assets for impairment when an impairment indicator is identified. Indefinite life intangible assets are tested for impairment annually. We use a discounted cash flow valuation to determine the recoverable amount and consider the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	•Future cash flows	•Increases (decreases) in future cash flows increase (decrease) the recoverable amount	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) the recoverable amount	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	•Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	•Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) the recoverable amount	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year